Share Capital - Additional Information (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2026 CAD ($) shares vote	Mar. 31, 2026 USD ($) shares vote	Mar. 31, 2025 CAD ($) shares vote	Mar. 31, 2025 USD ($) shares vote	Sep. 09, 2025	Dec. 01, 2024 shares	Sep. 13, 2023 shares
Disclosure of classes of share capital [line items]
Allowable purchase for cancellation of subordinate voting shares | shares							5,939,183
Allowable purchase for cancellation of subordinate voting shares, percent					10.00%
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition			$ 2,875,000
Shares purchased for cancellation	$ 5,208,000		402,000
Shares Repurchased for Cancellation, Value for Datum Transaction	3,972,000
RSUs
Disclosure of classes of share capital [line items]
Shares purchased for settlement	$ 205,000		$ 148,000
Number of other equity instruments settled (in shares) | shares	116,567	116,567	116,566	116,566
Issuance of subordinate voting shares	$ (72,000)		$ (97,000)
PSUs
Disclosure of classes of share capital [line items]
Number of other equity instruments settled (in shares) | shares	0	0	89,712	89,712
Issuance of subordinate voting shares			$ (54,000)
Long Term Incentive Plan | PSUs
Disclosure of classes of share capital [line items]
Number of other equity instruments settled (in shares) | shares			55,942	55,942
Share capital
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares			3,449,103	3,449,103
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition			$ 2,875,000
Shares purchased for cancellation	$ 10,919,000		717,000
Issuance of Multiple Voting Shares from exercise of stock options	178,000
Share capital | RSUs
Disclosure of classes of share capital [line items]
Shares purchased for settlement	$ 286,000		$ 244,000
Number of instruments issued (in shares) | shares	84,470	84,470	69,840	69,840
Issuance of subordinate voting shares	$ 197,000		$ 169,000
Share capital | PSUs
Disclosure of classes of share capital [line items]
Number of instruments issued (in shares) | shares			23,812	23,812
Issuance of subordinate voting shares			$ 222,000
Deficit
Disclosure of classes of share capital [line items]
Shares purchased for cancellation	(5,711,000)		(315,000)
Deficit | RSUs
Disclosure of classes of share capital [line items]
Shares purchased for settlement	(81,000)		(96,000)
Deficit | PSUs
Disclosure of classes of share capital [line items]
Issuance of subordinate voting shares			245,000
Contributed surplus | RSUs
Disclosure of classes of share capital [line items]
Issuance of subordinate voting shares	$ (269,000)		(266,000)
Contributed surplus | PSUs
Disclosure of classes of share capital [line items]
Issuance of subordinate voting shares			(521,000)
XRM Vision Inc. (a) | Other consideration
Disclosure of classes of share capital [line items]
Number of instruments issued (in shares) | shares						1,724,553
XRM Vision Inc. (a) | Share capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition			$ 5,750,000
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote	1	1	1	1
Issuance of Multiple Voting Shares from exercise of stock options	$ 100,000
Proceeds from issuing shares	$ 620,000
Subordinate Voting Shares | Share capital
Disclosure of classes of share capital [line items]
Shares purchased for cancellation (in shares) | shares	3,226,902	3,226,902	(205,483)	(205,483)
Delivery of shares upon settlement of RSUs (in shares) | shares	84,470	84,470	69,840	69,840
Shares purchased for settlement of RSUs	$ 286,000		$ (244,000)
Delivery of shares upon settlement of RSUs	197,000		169,000
Stock Purchased For Cancellation, Value	$ 10,919,000		(717,000)
Stock Purchased For Cancellation, Shares from Datum Transaction | shares	2,489,682	2,489,682
Subordinate Voting Shares | Contributed surplus
Disclosure of classes of share capital [line items]
Issuance of Multiple Voting Shares from exercise of stock options	$ (78,000)
Subordinate Voting Shares | Datum Consulting Group, LLC (b)
Disclosure of classes of share capital [line items]
Equity interest issued or issuable	$ 1,966,000,000	$ 1,438	$ 1,971,000,000	$ 1,438
Subordinate Voting Shares | Datum Consulting Group, LLC (b) | Share capital
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares	622,420	622,420	622,420	622,420
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition	$ 1,966,000		$ 1,971,000
Subordinate Voting Shares | XRM Vision Inc. (a) | Other consideration
Disclosure of classes of share capital [line items]
Number of instruments issued (in shares) | shares	1,532,936	1,532,936				1,724,553
Subordinate Voting Shares | XRM Vision Inc. (a) | Purchase consideration
Disclosure of classes of share capital [line items]
Number of instruments issued (in shares) | shares						1,724,550
Subordinate Voting Shares | XRM Vision Inc. (a) | Share capital
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares			3,449,103	3,449,103
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition			$ 2,875,000
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote	10	10	10	10
Issuance of Multiple Voting Shares from exercise of stock options	$ 100,000
Multiple Voting Shares | Share capital
Disclosure of classes of share capital [line items]
Issuance of subordinate voting shares from exercise of stock options	178,000
Issuance of Multiple Voting Shares from exercise of stock options	178,000
Multiple Voting Shares | Contributed surplus
Disclosure of classes of share capital [line items]
Issuance of Multiple Voting Shares from exercise of stock options	$ 78,000
Series A Preferred Shares
Disclosure of classes of share capital [line items]
Daily rate, calculation of non cumulative preferred dividend	0.02%	0.02%
Series B Preferred Shares
Disclosure of classes of share capital [line items]
Daily rate, calculation of non cumulative preferred dividend	0.05%	0.05%